Label	Element	Value
Document Type	dei_DocumentType	485BPOS
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2015
Central Index Key	dei_EntityCentralIndexKey	0001027596
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Wasmer Schroeder High Yield Municipal Fund | Institutional Class (Wasmer Schroeder High Yield Municipal Fund)
Trading Symbol	dei_TradingSymbol	WSHYX